Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities of trade receivables
Total past due	R$ 229,736	R$ 148,434
Related parties	18,137	7,177
Impairment losses on trade receivables	(92,017)	(69,481)	R$ (46,500)	R$ (32,055)
Total	697,512	649,135
Not yet due
Maturities of trade receivables
Total past due	541,656	563,005
Up to 30 days
Maturities of trade receivables
Total past due	33,749	19,435
From 31 to 60 days
Maturities of trade receivables
Total past due	22,933	22,637
From 61 to 90 days
Maturities of trade receivables
Total past due	25,584	12,193
From 91 to 180 days
Maturities of trade receivables
Total past due	52,404	42,169
From 181 to 360 days
Maturities of trade receivables
Total past due	61,782	31,357
Over 360 days
Maturities of trade receivables
Total past due	R$ 33,284	R$ 20,643